PROPERTY AND EQUIPMENT	12 Months Ended
Sep. 30, 2020
PROPERTY AND EQUIPMENT
NOTE 3. PROPERTY AND EQUIPMENT	For the years ended September 30, 2020, 2019 and 2018 the Company recorded depreciation expense of $0, $113 and $4,846 respectively.